Revenue - Schedule of Revenue-Related Contract Assets and Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Unbilled receivables relating to service contracts [Member]
Schedule of Revenue-Related Contract Assets and Liabilities [Line Items]
Contract assets	$ 36,883,629	$ 34,306,195
Contract liabilities relating to service contracts [Member]
Schedule of Revenue-Related Contract Assets and Liabilities [Line Items]
Contract liabilities	$ 265,236	$ 273,227